Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 59.9
2023	46.9
2024	35.9
2025	26.5
2026	21.2
Thereafter	54.8
Total	245.2
Less imputed interest	13.6
Total	$ 231.6